                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                        ENDED SEPTEMBER 30, 1999



LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[LOGO]

KEMPER
CASH RESERVES FUND


            "... We saw a little bit of everything from the markets
             in the 12-month period ... However, our money market
                 investments did what they are supposed to do:
                  They provided stability and liquidity. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
Performance Update
4
Portfolio Statistics
5
Portfolio of Investments
7
Financial Statements
9
Notes to Financial Statements
12
Financial Highlights
14
Report of Independent Auditors



AT A GLANCE
--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
SEVEN-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED SEPTEMBER 30, 1999

--------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                             4.64%
--------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B                             3.62%
--------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C                             3.99%
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE COMPANY (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1999 (ADJUSTED FOR THE APPLICABLE SALES CHARGE)

                                                                                    LIFE OF
                                                     1-YEAR    5-YEAR    10-YEAR     CLASS
---------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS A                          4.12%     4.62%      N/A       3.95%     (since 1/10/92)
---------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS B                          0.08%     3.45%     3.54%      4.45%     (since 2/6/84)
---------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS C                          3.44%     3.88%      N/A       3.81%     (since 5/31/94)
---------------------------------------------------------------------------------------------------------------

  PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. RETURNS AND YIELDS WILL FLUCTUATE. PERFORMANCE OF SHARE CLASSES WILL DIFFER. CONSULT THE PROSPECTUS FOR DETAILS.

 *AVERAGE ANNUAL TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR
  LOSS FROM THE FUND'S INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THERE IS NO INITIAL SALES CHARGE FOR CLASS A SHARES. HOWEVER, APPLICABLE SALES CHARGES APPLY ON EXCHANGES. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THE REPORT.

TERMS TO KNOW

FEDERAL FUNDS (fed funds) Commercial banks are required to keep funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess, in what is called the "fed funds market." The interest rate on these loans is called the "fed funds rate" and is the key money market rate that influences all other short-term rates.

MATURITY The time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

SEVEN-DAY AVERAGE YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a seven-day period. This average helps to minimize the effect of daily fluctuation in fund income and, therefore, yield.

U.S. TREASURIES Debt securities issued by the U.S. Treasury, including Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS A SENIOR VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. HE HAS MANAGED MONEY MARKET FUNDS SINCE JOINING SCUDDER KEMPER INVESTMENTS IN 1973.

[COHEN PHOTO]

JERRI I. COHEN IS A PORTFOLIO MANAGER FOR THE FUND. SHE JOINED THE ADVISOR IN 1981, AND BEGAN HER INVESTMENT CAREER IN 1992 AS A MONEY MARKET TRADER.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THROUGH THE COURSE OF THE FUND'S FISCAL YEAR, THE FEDERAL RESERVE DID AN ABOUT-FACE, CUTTING THE FEDERAL FUNDS RATE THREE TIMES IN THE FALL OF 1998, BUT RAISING IT TWICE IN THE THIRD QUARTER OF 1999. IN THIS SECTION, LEAD PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES THE EFFECTS OF THE FED'S ACTIONS ON THE FINANCIAL MARKETS AND THE FUNDS.

Q     FRANK, COULD YOU PROVIDE A BROAD OVERVIEW OF THE MONEY MARKETS FOR THE
LAST YEAR AND THE FORCES THAT SHAPED THEM?

A     We saw a little bit of everything from the markets in the 12-month period ended September 30, 1999. In the fourth quarter last year, economic growth in the U.S. was increasing at a moderately strong pace. However, economic problems in Russia and Latin America emerged, following on the heels of similar distress in Asian countries. Eventually, the financial turmoil overseas prompted investors to pour money into U.S. Treasury securities (see Terms to Know on page
2). In fact, 30-year Treasury bonds were trading below the federal funds (see Terms to Know on page 2) rate for the first time since 1989. The Fed needed to take action to both stabilize financial markets and provide some protection from slower economic growth. It responded with the three rate cuts.

Q     DID THIS MOVE WORK?

A     Yes, it did. In fact, it may have worked too well. Stock markets here and abroad bounced back, but long-bond yields rose as investors exited these securities in favor of higher potential returns elsewhere. This created a tough environment for bond investors as yields rose and prices fell on most types of fixed-income securities. Adding to the difficulty was a slight uptick in inflation measures. This, coupled with tight labor markets, prompted the Federal Reserve to raise the federal funds rate by 0.25 percent on June 30 and again on August 24, partially rescinding the cuts it made earlier.

Q     HOW DID THESE EVENTS AFFECT SHORT-MATURITY INVESTMENTS SUCH AS MONEY
MARKET FUNDS AND T-BILLS?

A     Short-term investments reflected these developments as yields increased toward the end of the 12-month period. More aggressive money market funds with long maturities did well in the fourth quarter of 1998 but lagged as the market started reflecting upward rate pressures in 1999.

  It's been a difficult year for most areas of the fixed income market. However, our money market investments did what they are supposed to do: They provided stability and liquidity.

Q     HOW WAS THE KEMPER CASH RESERVES FUND POSITIONED?

A     We remained defensive through most of the year, so we kept the average maturity (see Terms to Know on page 2) of the fund relatively short. In our experience, you don't want to be aggressive when conditions are unpredictable, as they've been the last 12 months. This conservative positioning caused us to underperform some peers slightly in the last quarter of 1998. However, we were positioned to take advantage of the subsequent rate hikes that occurred.

PERFORMANCE UPDATE

Q     WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

A     We believe the Federal Reserve's rate increase of August 24 was the last of the year. The Fed needs to maintain orderly financial markets in the face of any potential irrational behavior sparked by Y2K fears. In fact, Y2K behavior should make the last quarter of the year quite interesting. As the end of the year draws to a close, we could see more people transfer assets to money market funds for safety and liquidity reasons. That could prompt T-bill prices to increase and yields to fall. Or we could see a number of investors transfer out of investments altogether, and the resulting lack of demand could spark a rise in yields and price declines.

  Into next year, however, with Y2K concerns out of the way, we could see a resurgence in inflation as spending picks up and assets are redistributed. The Fed might then again be forced to boost the fed funds rate. Regardless, we'll likely remain in our slightly defensive positioning, with shorter-than-typical maturities to guard against an uptick in rates, and greater-than-normal cash supplies that can accommodate investor needs as the millennium draws to a close.

  As for the economy, there are no credit concerns right now. T-bills are at normal spreads relative to longer maturity instruments. Our outlook is for a good pace of economic growth coupled with modest inflationary pressures. If that's the case, we would expect rates to move modestly upward.

Q     FRANK, YOU'VE BEEN MANAGING MONEY FUNDS FOR MORE THAN TWENTY YEARS. DO YOU
HAVE ANY CONCERNS ABOUT Y2K?

A     Actually, I think it might present our team with some opportunities. Our money market funds aren't a training ground for other areas of the firm, which can be the case in some other companies. We have a staff dedicated to money market funds who've seen enough to recognize potential trouble spots. A seasoned staff counts in volatile times, and gives you the potential to spot opportunities and avoid potential pitfalls. We'll apply these talents through Y2K and whatever lies beyond.


PORTFOLIO STATISTICS

KEMPER CASH RESERVES FUND

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                                              ON 9/30/99
-------------------------------------------------------------------------------
COMMERCIAL PAPER, FIRST TIER                                      82%
-------------------------------------------------------------------------------
CDs                                                               18
-------------------------------------------------------------------------------
TOTAL                                                            100%

                                                              [PIE CHART]
*PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.                  ON 9/30/99

PORTFOLIO OF INVESTMENTS

KEMPER CASH RESERVES FUND
Portfolio of Investments at September 30, 1999
(VALUE IN THOUSANDS)

                                                 VALUE
---------------------------------------------------------
COMMERCIAL PAPER
---------------------------------------------------------
     Abbey National N.A.
       5.38%, 11/12/99                          $  4,969
     AES Hawaii, Inc.
       5.33%, 10/22/99                             9,969
     AES Shady Point, Inc.
       5.39%, 10/21/99                             9,970
     Allstate Corp.
       5.32%, 10/06/99                            13,989
     Alpine Securitization Corp.
       5.37%, 10/14/99                             4,990
     Amsterdam Funding Corp.
       5.44%, 10/12/99                             4,991
(a)  Anheuser-Busch Cos., Inc.
       5.28%, 10/16/99                             6,996
     Asset Securitization Cooperative Corp.
       5.36%, 10/14/99                             9,980
     Associates First Capital Corp.
       5.35%, 10/27/99                             9,961
     Atlantis One Funding Corp.
       5.75%, 1/25/00                              4,909
     Banque National de Paris
       5.29%-5.46%, 11/15/99-12/20/99             19,828
     Baxter International, Inc.
       6.01%, 2/08/00                              4,892
     Beta Finance, Inc.
       6.00%, 2/08/00                              4,893
     Brazos River Authority, TX
       5.36%, 10/15/99                             5,000
     California, Oakland-Alameda County
       Coliseum
       5.42%, 11/15/99                             5,000
(a)  Caterpillar Financial Services Corp.
       5.45%, 11/16/99                             6,998
     Centric Capital Corp.
       5.42%, 10/29/99                             6,970
     China Merchants, Inc.
       5.27%, 10/07/99                             4,995
     Citigroup
       5.36%, 10/13/99                             4,991
     Clipper Receivables Corp.
       5.32%, 10/06/99                             4,996
     Coca-Cola Enterprises, Inc.
       5.41%, 11/18/99                             9,928
     CSW Credit, Inc.
       5.62%, 10/01/99                             8,800
     Delaware Funding Corp.
       6.00%, 1/24/00                              4,906
     Duke Capital Corp.
       5.91%, 1/25/00                              4,907
     Eksportfinans A/S
       5.37%, 10/29/99                             9,958
     Eureka Securitization, Inc.
       5.31%, 10/08/99                             4,995
(a)  FINOVA Capital Corp.
       5.51%, 12/13/99                             7,000


                                                 VALUE
---------------------------------------------------------
 COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------
(a)  Ford Motor Credit Co.
       5.50%, 12/30/99                           $ 4,995
     Forrestal Funding Corp.
       5.95%, 1/21/00                              4,909
     Fortis Bank Nederland N.V.
       5.47%, 11/22/99                             4,961
     Fountain Square Commercial Funding
       Corp.
       5.37%, 10/18/99                             4,987
     Goldman Sachs Group, L.P.
       5.42%, 11/02/99                             5,000
     GTE Corp.
       5.32%, 10/04/99                            18,092
(a)  Heller Financial, Inc.
       5.53%, 10/07/99                             7,006
     International Securitization Corp.
       5.48%, 11/01/99                             4,976
     Intrepid Funding
       6.00%, 2/29/00                              4,877
(a)  John Deere Capital Corp.
       5.40%, 10/01/99                             4,999
     Kitty Hawk Funding Corp.
       5.44%, 11/18/99                             4,964
     Knight-Ridder, Inc.
       6.02%, 1/26/00                              9,122
(a)  Merrill Lynch & Co., Inc.
       5.36%, 10/21/99                             7,000
     Moat Funding LLC
       5.43%, 10/22/99                             4,984
     Moriarty LLC
       5.36%, 10/13/99                             9,982
     New Center Asset Trust
       5.37%, 10/20/99                             4,986
     New Hampshire, Industrial Development
       Authority
       5.44%, 11/15/99                             9,500
     Northern Rock PLC
       5.39%, 11/18/99                             9,929
(a)  Norwest Financial, Inc.
       5.40%, 10/07/99                             6,996
     PACCAR Financial Corp.
       5.32%, 10/22/99                             7,975
     Park Avenue Receivables Corp.
       5.62%, 10/01/99                            30,000
     Preferred Receivables Funding Corp.
       5.36%, 10/19/99                             4,986
     Prudential Funding Corp.
       5.34%, 10/12/99                             9,983
     Quincy Capital Corp.
       5.33%, 10/12/99                             4,992
     Receivables Capital Corp.
       6.03%, 2/15/00                              4,888
     Salomon Smith Barney Holdings, Inc.
       5.35%, 10/19/99                             9,973
     Sears Roebuck Acceptance Corp.
       5.41%, 10/26/99                             6,974

PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)


                                                 VALUE
COMMERCIAL PAPER--CONTINUED
     Spintab, AB
       4.97%, 11/04/99                          $  4,997
     Sweetwater Capital Corp.
       5.38%-5.39%, 10/01/99-10/12/99             14,663
     TECO Finance, Inc.
       5.31%, 10/05/99                            24,985
     Thunder Bay Funding, Inc.
       5.31%, 10/13/99                             4,991
(a)  Transamerica Finance Corp.
       5.56%, 10/22/99                             5,000
     US WEST Communications, Inc.
       5.60%, 10/01/99                            29,000
     UBS Finance (Delaware), Inc.
       5.04%-5.60%, 10/01/99-12/22/99             34,944
     Variable Funding Capital Corp.
       5.42%, 11/17/99                             4,965
     Wal-Mart Stores, Inc.
       5.30%, 10/05/99                            14,991
     WCP Funding, Inc.
       5.39%, 10/20/99                             4,986
     Windmill Funding Corp.
       5.77%, 01/21/00                             4,912
     Wood Street Funding Corp.
       5.64%, 10/01/99                            20,000
     -----------------------------------------------------
     TOTAL COMMERCIAL PAPER--81.6%
     (AVERAGE MATURITY: 29 DAYS)                 580,251
     -----------------------------------------------------

 CERTIFICATES OF DEPOSIT
(a)  Allfirst Bank, Inc.
       5.59%, 12/07/99                             6,997
(a)  AMEX Centurian Bank
       5.37%, 10/18/99                             5,000
(a)  Bank of Montreal
       5.39%, 10/01/99                             4,999
(a)  Barclays Bank, PLC
       5.39%, 10/01/99                             4,998
(a)  Bayerische Landesbank
       5.27%, 10/12/99                             4,998
(a)  Comerica Bank
       5.40%, 10/01/99                             4,999

 CERTIFICATES OF DEPOSIT--CONTINUED

                                                 VALUE
(a)  Commerzbank AG
       5.30%-5.41%, 10/01/99-10/08/99           $  9,997
(a)  CS First Boston
       5.47%, 10/01/99                             7,000
(a)  Dresdner Bank AG
       5.35%, 10/26/99                             6,997
(a)  First Boston Corp.
       5.31%, 10/07/99                             5,000
(a)  First Union National Bank
       5.50%, 11/16/99                             5,000
(a)  Harris Trust & Savings Bank
       5.41%, 10/01/99                             4,999
(a)  Huntington National Bank
       5.40%, 10/05/99                             7,000
(a)  J.P. Morgan & Co., Inc.
       5.37%, 10/04/99                             5,000
(a)  Key Bank, N.A.
       5.33%, 10/01/99                             5,000
(a)  Mellon Bank N.A.
       5.48%, 11/30/99                             6,998
(a)  National City Bank
       5.39%, 10/07/99                             7,006
(a)  Old Kent Bank
       5.44%, 10/01/99                             8,498
(a)  PNC Bank, N.A.
       5.36%, 10/28/99                             8,000
(a)  Royal Bank of Canada
       5.39%, 10/01/99                             4,998
(a)  Skandinaviska Enskilda Banken AB
       5.30%, 10/22/99                             6,998
     -----------------------------------------------------
     TOTAL CERTIFICATES OF DEPOSIT--18.4%
     (AVERAGE MATURITY: 16 DAYS)                 130,482
     -----------------------------------------------------
     TOTAL INVESTMENT PORTFOLIO--100%
     (AVERAGE MATURITY: 26 DAYS)                $710,733
     -----------------------------------------------------

 NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1999. The dates shown represent the demand date or next interest rate change date.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES

September 30, 1999
(IN THOUSANDS)

------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------
Investment securities, at amortized cost                        $710,733
------------------------------------------------------------------------
Interest receivable                                                  997
------------------------------------------------------------------------
Receivable for Fund shares sold                                    5,836
------------------------------------------------------------------------
    TOTAL ASSETS                                                 717,566
------------------------------------------------------------------------
------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------
Cash overdraft                                                     1,561
------------------------------------------------------------------------
Dividends payable                                                    558
------------------------------------------------------------------------
Payable for Fund shares redeemed                                  60,527
------------------------------------------------------------------------
Notes Payable                                                      4,900
------------------------------------------------------------------------
Accrued management fee                                               133
------------------------------------------------------------------------
Other accrued expenses                                             1,882
------------------------------------------------------------------------
  Total liabilities                                               69,561
------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $648,005
------------------------------------------------------------------------
------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------
Net assets value and redemption price per share
------------------------------------------------------------------------
CLASS A SHARES
  ($264,609 / 264,609 shares outstanding)                          $1.00
------------------------------------------------------------------------
CLASS B SHARES
  (subject to contingent deferred sales charge) ($286,625 /
  286,625 shares outstanding)                                      $1.00
------------------------------------------------------------------------
CLASS C SHARES
  (subject to contingent deferred sales charge) ($96,771 /
  96,771 shares outstanding)                                       $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended September 30, 1999
(IN THOUSANDS)

-----------------------------------------------------------------------
NET INVESTMENT INCOME
-----------------------------------------------------------------------
  Interest income                                               $25,358
-----------------------------------------------------------------------
Expenses:
  Management fee                                                  1,917
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          2,315
-----------------------------------------------------------------------
  Trustees' fees and expenses                                        21
-----------------------------------------------------------------------
  Reports to shareholders                                           192
-----------------------------------------------------------------------
  Administrative services fee                                     1,228
-----------------------------------------------------------------------
  Registration fees                                                 113
-----------------------------------------------------------------------
  Auditing                                                           30
-----------------------------------------------------------------------
  Legal                                                               8
-----------------------------------------------------------------------
  Distribution services fees                                      2,248
-----------------------------------------------------------------------
  Other                                                             116
-----------------------------------------------------------------------
    Total expenses                                                8,188
-----------------------------------------------------------------------
NET INVESTMENT INCOME                                           $17,170
-----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                   YEAR ENDED
                                                                  SEPTEMBER 30,
                                                               ------------------
                                                               1999          1998
-----------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------
  Net investment income                                      $ 17,170        11,073
-----------------------------------------------------------------------------------
Dividends to shareholders from net investment income          (17,170)      (11,073)
-----------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                         98,616       209,734
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------

Net assets at beginning of year                               549,389       339,655
-----------------------------------------------------------------------------------
NET ASSETS AT END OF YEAR                                    $648,005       549,389
-----------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF
     THE FUND Kemper Cash Reserves Fund (the "fund") is a series of Kemper Portfolios which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

                             The fund offers multiple classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Kemper Mutual Fund. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the fund have equal rights with respect to voting subject to class specific arrangements.

                             The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the fund in the preparation of its financial statements.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. The fund values all portfolio
                             securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

                             REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements with certain banks and broker/dealers whereby the fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                             From November 1, 1998 through September 30, 1999, the fund incurred approximately $14,000 of net realized capital losses. As permitted by tax

NOTES TO FINANCIAL STATEMENTS

                             regulations, the fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2000.

                             DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific fund are allocated to that fund. Other Trust expenses are allocated between funds in proportion to their relative net assets.

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The fund incurred a management fee of $1,917,000 for the year ended September 30, 1999, of which $133,000 is unpaid at September 30, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the year ended September 30, 1999 are $3,777,000, of which $481,000 is unpaid at September 30, 1999.

                             ADMINISTRATIVE SERVICES AGREEMENT. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various arrangements with financial services firms that provide these services and pays those firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid by the fund to KDI for the year ended September 30, 1999 are $1,228,000, of which $316,000 is unpaid at September 30, 1999.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $1,577,000 for the year ended September 30, 1999, of which $732,000 is unpaid at September 30, 1999.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. For the year ended September 30, 1999, the fund

NOTES TO FINANCIAL STATEMENTS

                             made no payments to its officers and incurred trustees' fees of $21,000 to independent trustees, of which $8,000 is unpaid at September 30, 1999.

--------------------------------------------------------------------------------

4    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the fund (dollar amounts and number of shares are the same).

                                                                 YEAR ENDED               YEAR ENDED
                                                             SEPTEMBER 30, 1999       SEPTEMBER 30, 1998
                                                             ------------------       ------------------
                                                                           (IN THOUSANDS)
                            ----------------------------------------------------------------------------
                            SHARES SOLD
                             Class A                            $ 5,843,269              $ 2,248,959
                            ----------------------------------------------------------------------------
                             Class B                                871,121                  635,811
                            ----------------------------------------------------------------------------
                             Class C                              1,115,324                  868,930
                            ----------------------------------------------------------------------------
                            ----------------------------------------------------------------------------
                             SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             Class A                                  5,293                    2,882
                            ----------------------------------------------------------------------------
                             Class B                                  5,949                    5,110
                            ----------------------------------------------------------------------------
                             Class C                                  1,651                      851
                            ----------------------------------------------------------------------------
                             SHARES REDEEMED
                             Class A                             (5,812,296)              (2,173,206)
                            ----------------------------------------------------------------------------
                             Class B                               (843,608)                (545,554)
                            ----------------------------------------------------------------------------
                             Class C                             (1,088,087)                (834,049)
                            ----------------------------------------------------------------------------
                            ----------------------------------------------------------------------------
                             CONVERSION OF SHARES
                             Class A                                 31,572                   27,612
                            ----------------------------------------------------------------------------
                             Class B                                (31,572)                 (27,612)
                            ----------------------------------------------------------------------------
                             NET INCREASE (DECREASE)
                             FROM CAPITAL SHARE
                             TRANSACTIONS AND TOTAL
                             INCREASE (DECREASE)
                             IN NET ASSETS                      $    98,616              $   209,734
                            ----------------------------------------------------------------------------

--------------------------------------------------------------------------------

5    LINE OF
     CREDIT The fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

                             The weighted average outstanding daily balance of all loans (based on the number of days the loans were outstanding) was approximately $4,665,000, with a weighted average interest rate of 5.38% interest for the year ended September 30, 1999 was $4,884 (less than $0.01 per share). The maximum borrowings outstanding at any time during the period were $4,900,000.

FINANCIAL HIGHLIGHTS

                                           --------------------------------------------------------
                                                                CLASS A SHARES
                                           --------------------------------------------------------
                                                                        TWO MONTHS      YEAR ENDED
                                            YEAR ENDED SEPTEMBER 30,     ENDED           JULY 31,
                                           --------------------------   SEPTEMBER 30,   -----------
                                           1999    1998   1997   1996     1995           1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $1.00   1.00   1.00   1.00       1.00           1.00
---------------------------------------------------------------------------------------------------
Net investment income                        .04   .04    .04    .05         .01            .05
---------------------------------------------------------------------------------------------------
Less dividends declared                      .04   .04    .04    .05         .01            .05
---------------------------------------------------------------------------------------------------
Net asset value, end of period             $1.00   1.00   1.00   1.00       1.00           1.00
---------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               4.12%  4.58   4.57   4.67        .85           4.99
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------
Expenses                                    1.09%  1.21   1.16   1.08        .92            .89
---------------------------------------------------------------------------------------------------
Net investment income                       4.07%  4.49   4.45   4.53       5.11           4.75
---------------------------------------------------------------------------------------------------

                                           --------------------------------------------------------
                                                                CLASS B SHARES
                                           --------------------------------------------------------
                                                                        TWO MONTHS      YEAR ENDED
                                            YEAR ENDED SEPTEMBER 30,     ENDED           JULY 31,
                                           --------------------------   SEPTEMBER 30,   -----------
                                           1999    1998   1997   1996     1995           1995
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $1.00   1.00   1.00   1.00       1.00           1.00
---------------------------------------------------------------------------------------------------
Net investment income                        .03   .03    .03    .04         .01            .04
---------------------------------------------------------------------------------------------------
Less dividends declared                      .03   .03    .03    .04         .01            .04
---------------------------------------------------------------------------------------------------
Net asset value, end of period             $1.00   1.00   1.00   1.00       1.00           1.00
---------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               3.08%  3.53   3.49   3.73        .71           4.08
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------
Expenses                                    2.11%  2.22   2.19   1.99       1.79           1.78
---------------------------------------------------------------------------------------------------
Net investment income                       3.05%  3.48   3.42   3.62       4.24           3.86
---------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 --------------------------------------------------------------------------
                                                                               CLASS C SHARES
                                                 --------------------------------------------------------------------------
                                                                                                TWO MONTHS       YEAR ENDED
                                                         YEAR ENDED SEPTEMBER 30,                ENDED            JULY 31,
                                                 -----------------------------------------      SEPTEMBER 30,    ----------
                                                 1999       1998         1997         1996        1995            1995
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.00      1.00         1.00         1.00          1.00            1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                              .03       .04          .04          .04           .01             .04
---------------------------------------------------------------------------------------------------------------------------
Less dividends declared                            .03       .04          .04          .04           .01             .04
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00      1.00         1.00         1.00          1.00            1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     3.44%     3.90         3.85         3.93           .71            4.08
---------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------------
Expenses                                          1.75%     1.88         1.84         1.79          1.78            1.76
---------------------------------------------------------------------------------------------------------------------------
Net investment income                             3.41%     3.82         3.77         3.82          4.25            3.88
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------------

                                                                                             TWO MONTHS
                                                       YEAR ENDED SEPTEMBER 30,                 ENDED       YEAR ENDED
                                             --------------------------------------------   SEPTEMBER 30,    JULY 31,
                                               1999      1998         1997         1996         1995           1995
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                   $648,005   549,389      339,655      207,616      176,557       213,031
----------------------------------------------------------------------------------------------------------------------

NOTES: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from Scudder Kemper. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER CASH RESERVES FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Cash Reserves Fund, a series of Kemper Portfolios, as of September 30, 1999, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Cash Reserves Fund at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1995 in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                           November 19, 1999

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS

JOHN W. BALLANTINE                MARK S. CASADY                    RICHARD L. VANDENBERG
Trustee                           President                         Vice President

LEWIS A. BURNHAM
Trustee                           PHILIP J. COLLORA                 LINDA J. WONDRACK
                                  Vice President                    Vice President
DONALD L. DUNAWAY                 and Secretary
Trustee                                                             MAUREEN E. KANE
                                  JOHN R. HEBBLE                    Assistant Secretary
ROBERT B. HOFFMAN                 Treasurer
Trustee                                                             CAROLINE PEARSON
                                  ANN M. MCCREARY                   Assistant Secretary
DONALD R. JONES                   Vice President
Trustee                                                             BRENDA LYONS
                                  ROBERT C. PECK, JR.               Assistant Treasurer
THOMAS W. LITTAUER                Vice President
Trustee & Vice President
                                  KATHRYN L. QUIRK
SHIRLEY D. PETERSON               Vice President
Trustee
                                  FRANK J. RACHWALSKI, JR.
CORNELIA SMALL                    Vice President
Trustee

WILLIAM P. SOMMERS
Trustee

----------------------------------------------------------------------------------------------
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
----------------------------------------------------------------------------------------------
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 219557
                                      Kansas City, MO 64121
----------------------------------------------------------------------------------------------
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02109
----------------------------------------------------------------------------------------------
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
----------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
----------------------------------------------------------------------------------------------
PRINCIPAL                             KEMPER DISTRIBUTORS, INC.
UNDERWRITER                           222 South Riverside Plaza Chicago, IL 60606
                                      www.kemper.com


                                                  [KEMPER FUNDS LOGO]

Long-term investing in a short-term world(SM)

Printed in the U.S.A. on recycled paper.

This report is not to be distributed
unless preceded or accompanied by a
Kemper Cash Reserves Fund prospectus.

KCRF - 2 (11/23/99) 1094260